CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Series A preferred shares	Series B preferred shares	Total Bona Film Group Limited's equity	Total Bona Film Group Limited's equity Series A preferred shares	Total Bona Film Group Limited's equity Series B preferred shares	Ordinary shares	Ordinary shares Series A preferred shares	Ordinary shares Series B preferred shares	Additional paid-in capital	Additional paid-in capital Series A preferred shares	Additional paid-in capital Series B preferred shares	Statutory reserves	Accumulated profit (deficit)	Accumulated profit (deficit) Series A preferred shares	Accumulated profit (deficit) Series B preferred shares	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2009	$ 1,366,840			$ 769,779			$ 3,906			$ 4,103,847			$ 1,748,455	$ (5,561,344)			$ 474,915	$ 597,061
Balance (in shares) at Dec. 31, 2009							7,811,656
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares for acquisition of movie theaters	26,123,192			26,123,192			2,905			26,120,287
Issuance of ordinary shares for acquisition of movie theaters (in shares)							5,810,320
Exercise of options	2,000,000			2,000,000			158			1,999,842
Exercise of options (in shares)							317,072
Elimination of derivatives liabilities	17,907,000			17,907,000						17,907,000
Conversion of preferred shares to ordinary shares		10,781,632	14,694,536		10,781,632	14,694,536		2,926	1,845		10,778,706	14,692,691
Conversion of preferred shares to ordinary shares (in shares)								5,849,856	3,690,577
Issuance of ordinary shares on initial public offering ("IPO") (net of issuance cost of US$3,559,581)	89,245,119			89,245,119			2,935			89,242,184
Issuance of ordinary shares on IPO (in shares)							5,870,000
Deemed dividend of preferred shares		(1,053,766)	(1,096,380)		(1,053,766)	(1,096,380)									(1,053,766)	(1,096,380)
Net income (loss)	(4,223,060)			(4,091,374)										(4,091,374)				(131,686)
Share-based compensation	447,345			447,345						447,345
Transfer to statutory reserves													227,260	(227,260)
Foreign currency translation adjustments	1,566,000			1,559,239													1,559,239	6,761
Noncontrolling interests resulted from acquisition of movie theaters	2,071,408																	2,071,408
Capital contribution by noncontrolling shareholders	364,421																	364,421
Acquisition of equity interests from a noncontrolling shareholder	(122,121)			683,434						683,434								(805,555)
Balance at Dec. 31, 2010	160,072,166			157,969,756			14,675			165,975,336			1,975,715	(12,030,124)			2,034,154	2,102,410
Balance (in shares) at Dec. 31, 2010							29,349,481
Balance at Nov. 30, 2010
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares on initial public offering ("IPO") (net of issuance cost of US$3,559,581)							89,245,119
Issuance of ordinary shares on IPO (in shares)							5,870,000
Balance at Dec. 31, 2010	160,072,166			157,969,756			14,675			165,975,336			1,975,715	(12,030,124)			2,034,154	2,102,410
Balance (in shares) at Dec. 31, 2010							29,349,481
Increase (Decrease) in Stockholders' Equity
IPO cost	(350,000)			(350,000)						(350,000)
Exercise of options	247,387			247,387			20			247,367
Exercise of options (in shares)							39,608
Net income (loss)	14,572,376			14,432,081										14,432,081				140,295
Share-based compensation	3,647,144			3,647,144						3,647,144
Transfer to statutory reserves													69,155	(69,155)
Foreign currency translation adjustments	3,449,951			3,402,151													3,402,151	47,800
Noncontrolling interests resulted from acquisition of movie theaters	1,155,121																	1,155,121
Balance at Dec. 31, 2011	182,794,145			179,348,519			14,695			169,519,847			2,044,870	2,332,802			5,436,305	3,445,626
Balance (in shares) at Dec. 31, 2011	29,389,089						29,389,089
Increase (Decrease) in Stockholders' Equity
Exercise of options	1,811,901			1,811,901			174			1,811,727
Exercise of options (in shares)							348,168
Net income (loss)	(1,568,382)			(1,283,882)										(1,283,882)				(284,500)
Share-based compensation	4,803,163			4,803,163						4,803,163
Transfer to statutory reserves													498,402	(498,402)
Foreign currency translation adjustments	1,030,733			1,028,785													1,028,785	1,948
Capital contribution by noncontrolling shareholders	774,030																	774,030
Balance at Dec. 31, 2012	$ 189,645,590			$ 185,708,486			$ 14,869			$ 176,134,737			$ 2,543,272	$ 550,518			$ 6,465,090	$ 3,937,104
Balance (in shares) at Dec. 31, 2012	29,737,257						29,737,257